Profit Before Income Tax - Summary of Depreciation and Amortization (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 TWD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 TWD ($)	Dec. 31, 2023 TWD ($)
Analysis of income and expense [Line Items]
Property, plant and equipment	$ 60,938,680	$ 1,942,578	$ 53,500,799	$ 51,799,481
Right-of-use assets	1,624,770	51,794	1,415,140	1,304,020
Investment properties	1,043,625	33,268	1,079,259	1,091,879
Intangible assets amortization	3,832,762	122,179	3,820,014	3,906,483
Depreciation and amortization	67,439,837	2,149,819	59,815,212	58,101,863
Depreciation expense	63,607,075	2,027,640	55,995,198	54,195,380
Operating costs [member]
Analysis of income and expense [Line Items]
Intangible assets amortization	2,397,514	76,427	2,370,726	2,433,492
Depreciation expense	58,040,478	1,850,190	51,031,493	49,701,740
Operating expenses [member]
Analysis of income and expense [Line Items]
Intangible assets amortization	1,435,248	45,752	1,449,288	1,472,991
Depreciation expense	$ 5,566,597	$ 177,450	$ 4,963,705	$ 4,493,640